                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       March 31, 2005
                                               -----------------------------


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hocky Management Company, LLC
         ---------------------------------
Address: 100 South Bedford Road, Suite 110
         ---------------------------------
         Mount Kisco, New York  10549
         ---------------------------------

Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914) 244-4100

Signature, Place, and Date of Signing:

       /S/ DAVID SACHS       MOUNT KISCO, NEW YORK         APRIL 26, 2005
       ---------------       ---------------------         --------------
        [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                 -------------

Form 13F Information Table Entry Total:                29
                                                 -------------

Form 13F Information Table Value Total:            $ 251,314
                                                 -------------
                                                  (thousands)




List of Other Included Managers:

None




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
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                                                     FORM 13F INFORMATION TABLE
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        COLUMN 1         COLUMN 2    COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
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                                                                                                                VOTING AUTHORITY
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                         TITLE OF                VALUE     SHRS OR PRN  SH/   PUT/   INVESTMENT    OTHER
     NAME OF ISSUER       CLASS       CUSIP     (X1000)      AMOUNT     PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
1.  AMERICAN
    INTERNATIONAL GROUP    COM      026874107     6926        125000    SH              Sole          0      119100      0     5900
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2.  BAXTER
    INTERNATIONAL INC      COM      071813109     9684        285000    SH              Sole          0      269600      0    15400
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3.  BIOGEN IDEC INC        COM      09062X103     3451        100000    SH              Sole          0       93400      0     6600
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4.  CHARTER COMM INC
    DEL CL A               COM      16117M107      880        550000    SH              Sole          0      516600      0    33400
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5.  DST SYSTEMS INC-DEL    COM      233326107    12607        273000    SH              Sole          0      257300      0    15700
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6.  ***DIAGEO PLC-
    SPONSORED ADR          COM      25243Q205    10549        185400    SH              Sole          0      175200      0    10200
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7.  FIRST ACCEPTANCE
    CORP                   COM      318457108     9752        920000    SH              Sole          0      869797      0    50203
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8.  FLOWSERVE CORP         COM      34354P105    11683        451600    SH              Sole          0      424700      0    26900
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9.  ***FOMENTO
    ECONOMICO MEXICANO     COM      344419106     8782        164000    SH              Sole          0      155100      0     8900
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10. GTECH HOLDINGS CORP    COM      400518106    15073        640600    SH              Sole          0      602600      0    38000
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11. IAC/INTERACTIVECORP    COM      44919P102     1670         75007    SH              Sole          0       75007      0        0
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12. INTERMUNE INC          COM      45884X103     5841        531000    SH              Sole          0      496200      0    34800
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13. J P MORGAN CHASE &
    CO                     COM      46625H100    13944        403000    SH              Sole          0      377100      0    25900
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14. KROGER CO              COM      501044101     1411         88000    SH              Sole          0       88000      0        0
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15. LIBERTY MEDIA CORP
    SER A NEW              COM      530718105     9430        909377    SH              Sole          0      867498      0    41879
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16. LIBERTY MEDIA INTL
    INC                    COM      530719103     4427        101219    SH              Sole          0       96389            4830
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17. LOWES CO INC           COM      548661107     7724        135300    SH              Sole          0      128300      0     7000
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18. NBTY INC               COM      628782104    10480        417700    SH              Sole          0      391700      0    26000
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19. NALCO HOLDING
    COMPANY                COM      62985Q101     8944        475000    SH              Sole          0      451400      0    23600
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20. PAXAR CORP             COM      704227107    10011        469100    SH              Sole          0      443500      0    25600
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

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
------------------------------------------------------------------------------------------------------------------------------------
                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
        COLUMN 1         COLUMN 2    COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                         TITLE OF                VALUE     SHRS OR PRN  SH/   PUT/   INVESTMENT    OTHER
     NAME OF ISSUER       CLASS       CUSIP     (X1000)      AMOUNT     PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
21. PERFORMANCE FOOD
    GROUP CO               COM      713755106     8294        299633    SH              Sole          0      283000      0    16633
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22. REWARDS NETWORK
    INC                    COM      761557107     1670        401500    SH              Sole          0      378400      0    23100
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23. RYERSON TULL INC-
    NEW                    COM      78375P107     3816        301200    SH              Sole          0      281700      0    19500
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24. ***SONY CORP-ADR
    NEW                    COM      835699307     7924        198000    SH              Sole          0      184900      0    13100
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25. SPIRIT FINANCE
    CORPORATION            COM      848568309     8459        778900    SH              Sole          0      726600      0    52300
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26. TIFFANY & CO NEW       COM      886547108     8803        255000    SH              Sole          0      241200      0    13800
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27. ***TYCO
    INTERNATIONAL LTD      COM      902124106    22146        655200    SH              Sole          0      620700      0    34500
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28. WAL-MART STORES INC    COM      931142103    17539        350000    SH              Sole          0      326600      0    23400
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29. XEROX CORP             COM      984121103     9393        620000    SH              Sole          0      586300      0    33700
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                                                251314
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


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